Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 2,859.1	$ 2,909.5
Liabilities	4,682.5	$ 5,082.4
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	412.8
Liabilities	(411.1)
Net impact	$ 1.7
Exchange rate considered	5.2177
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (10.3)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(400.8)
BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	131.3
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	281.5
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	203.1
Liabilities	(202.4)
Net impact	$ 0.7
Exchange rate considered	2.65
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (5.1)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(197.3)
-50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	64.6
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	138.5
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	98.3
Liabilities	(98.0)
Net impact	$ 0.3
Exchange rate considered	3.975
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (2.5)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(95.5)
-25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	31.3
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	67.0
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(6.5)
Liabilities	6.5
Net impact	$ 0.0
Exchange rate considered	5.3
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 0.2
Probable scenario [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	6.3
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(2.1)
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(4.4)
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(111.3)
Liabilities	110.9
Net impact	$ (0.4)
Exchange rate considered	6.625
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 2.8
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	108.1
+25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(35.4)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(75.9)
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(216.1)
Liabilities	215.3
Net impact	$ (0.8)
Exchange rate considered	7.95
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 5.4
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	209.9
+50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(68.7)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ (147.4)